Members' and Stockholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) vote $ / shares shares	Dec. 02, 2021 shares	Dec. 01, 2021 USD ($) class shares	Dec. 31, 2020 USD ($) $ / shares shares
Class of Stock [Line Items]
Number of classes of partnership interest | class			1
Common stock, shares, outstanding (in shares)	333,361,000
Preferred stock, shares authorized (in shares)	20,000,000			0
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Preferred stock, shares issued (in shares)	0			0
Member unit, outstanding (in shares)	0		100,000	100,000
Preferred stock, shares outstanding (in shares)	0			0
Redeemable noncontrolling interest, accreted redemption value | $	$ 593,277		$ 238,265	$ 0
Warrant liabilities
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	20,005,550
Class V Common Stock
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	251,033,906
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	500,000,000			0
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common stock, votes per share | vote	1
Common stock, shares, issued (in shares)	82,327,466			0
Common stock, shares, outstanding (in shares)	82,327,466	82,327,466		0
Class V Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	300,000,000			0
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common stock, votes per share | vote	10
Common stock, shares, issued (in shares)	251,033,906			0
Common stock, shares, outstanding (in shares)	251,033,906	251,033,906		0
The Hagerty Group, LLC
Class of Stock [Line Items]
LLC ownership percent	24.70%